Income Taxes Deferred Tax Assets and Liabilities (Details) - Subsidiary of Common Parent - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, Owned, Federal Income Tax Note
Deferred Tax Assets, Property, Plant and Equipment	$ 0	$ 13,387
Deferred expenses	0	12,481
Net operating loss carryforward	0	32,585
Accrued liabilities	0	102
Deferred tax assets	0	58,555
Deferred tax liabilities, real estate asset basis differences	0	(311)
Net deferred tax assets, before valuation allowance	0	58,244
Valuation Allowance	0	(58,244)
Net deferred tax assets, included in other assets	$ 0	$ 0